Average Annual Total Returns - Direxion Daily Retail Bull 3X Shares	Direxion Daily Retail Bull 3X Shares 1 Year	Direxion Daily Retail Bull 3X Shares 5 Years	Direxion Daily Retail Bull 3X Shares 10 Years	Direxion Daily Retail Bull 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily Retail Bull 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily Retail Bull 3X Shares Return After Taxes on Distributions 10 Years	Direxion Daily Retail Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily Retail Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily Retail Bull 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P Retail Select Industry Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Retail Select Industry Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Retail Select Industry Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	62.24%	4.96%	27.24%	61.93%	4.61%	26.64%	36.72%	3.65%	23.69%	41.63%	9.86%	11.81%	18.40%	15.22%	13.88%